Provisions - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions
Balance at the beginning of the year	$ 372	$ 350
Removal of discontinued US operations		(14)
Additional provisions	231	263
Unused amounts released	(20)	(15)
Utilisation during the year	(221)	(204)
Exchange differences	(14)	(8)
Balance at the end of the year	$ 348	$ 372